Cover	May 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2025
Entity File Number	001-40314
Entity Registrant Name	WHERE FOOD COMES FROM, INC.
Entity Central Index Key	0001360565
Entity Tax Identification Number	43-1802805
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	202 6th Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Castle Rock
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80104
City Area Code	(303)
Local Phone Number	895-3002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	WFCF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable